PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)

Common Stocks – 49.1% of Net Assets

	Aerospace & Defense – 1.0%
237	AAR Corp.(a)	$10,504
53	Axon Enterprise, Inc.(a)	7,708
542	Boeing Co. (The)(a)	77,240
48	L3Harris Technologies, Inc.	11,831
35	Lockheed Martin Corp.	17,034
77	Moog, Inc., Class A	6,526
10	Northrop Grumman Corp.	5,490
125	Raytheon Technologies Corp.	11,852

		148,185

	Air Freight & Logistics – 0.3%
328	Expeditors International of Washington, Inc.	32,095
17	FedEx Corp.	2,725
95	GXO Logistics, Inc.(a)	3,471
64	United Parcel Service, Inc., Class B	10,737

		49,028

	Airlines – 0.2%
239	Alaska Air Group, Inc.(a)	10,626
239	Delta Air Lines, Inc.(a)	8,109
772	JetBlue Airways Corp.(a)	6,207

		24,942

	Auto Components – 0.4%
38	Aptiv PLC(a)	3,461
760	BorgWarner, Inc.	28,523
521	Dana, Inc.	8,315
90	Dorman Products, Inc.(a)	7,346
69	Visteon Corp.(a)	9,002

		56,647

	Automobiles – 0.9%
1,113	General Motors Co.	43,685
313	Tesla, Inc.(a)	71,220
73	Thor Industries, Inc.	5,948

		120,853

	Banks – 2.5%
316	Ameris Bancorp	16,277
966	Bank of America Corp.	34,815
360	Cadence Bank	9,954
990	Citigroup, Inc.	45,401
124	Citizens Financial Group, Inc.	5,072
52	First Republic Bank	6,245
1,705	FNB Corp.	24,637
1,189	Fulton Financial Corp.	21,676
506	Huntington Bancshares, Inc.	7,681
320	International Bancshares Corp.	15,872

Shares	Description	Value (†)

Common Stocks – continued

	Banks – continued
173	JPMorgan Chase & Co.	$21,777
189	KeyCorp	3,377
108	PNC Financial Services Group, Inc. (The)	17,478
167	Regions Financial Corp.	3,666
383	Truist Financial Corp.	17,155
495	Trustmark Corp.	18,102
155	U.S. Bancorp	6,580
301	Webster Financial Corp.	16,332
1,172	Wells Fargo & Co.	53,900
129	Wintrust Financial Corp.	12,077

		358,074

	Beverages – 1.1%
62	Boston Beer Co., Inc. (The), Class A(a)	23,144
293	Coca-Cola Co. (The)	17,536
177	Keurig Dr Pepper, Inc.	6,875
883	Monster Beverage Corp.(a)	82,755
120	PepsiCo, Inc.	21,789

		152,099

	Biotechnology – 1.7%
99	AbbVie, Inc.	14,494
284	Alnylam Pharmaceuticals, Inc.(a)	58,862
48	Amgen, Inc.	12,977
172	Arrowhead Pharmaceuticals, Inc.(a)	5,987
36	Biogen, Inc.(a)	10,204
204	BioMarin Pharmaceutical, Inc.(a)	17,672
320	CRISPR Therapeutics AG(a)	16,749
142	Gilead Sciences, Inc.	11,141
204	Halozyme Therapeutics, Inc.(a)	9,753
70	Incyte Corp.(a)	5,204
90	Neurocrine Biosciences, Inc.(a)	10,361
77	Regeneron Pharmaceuticals, Inc.(a)	57,654
27	United Therapeutics Corp.(a)	6,224
11	Vertex Pharmaceuticals, Inc.(a)	3,432

		240,714

	Building Products – 0.7%
140	Builders FirstSource, Inc.(a)	8,632
51	Carlisle Cos., Inc.	12,179
92	Carrier Global Corp.	3,658
331	Fortune Brands Home & Security, Inc.	19,966
40	Lennox International, Inc.	9,343
501	Masco Corp.	23,181
120	Owens Corning	10,273
101	Trex Co., Inc.(a)	4,857

		92,089

	Capital Markets – 2.9%
19	Ameriprise Financial, Inc.	5,873
736	Bank of New York Mellon Corp. (The)	30,993

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – continued
11	BlackRock, Inc.	$7,105
39	Cboe Global Markets, Inc.	4,856
481	Charles Schwab Corp. (The)	38,321
65	CME Group, Inc.	11,264
78	FactSet Research Systems, Inc.	33,188
112	Goldman Sachs Group, Inc. (The)	38,585
422	Intercontinental Exchange, Inc.	40,331
257	Janus Henderson Group PLC	5,852
1,127	KKR & Co., Inc.	54,806
14	MarketAxess Holdings, Inc.	3,417
23	Moody’s Corp.	6,092
59	Morgan Stanley	4,848
65	MSCI, Inc.	30,476
31	Northern Trust Corp.	2,615
21	S&P Global, Inc.	6,746
489	SEI Investments Co.	26,553
619	State Street Corp.	45,806
50	Virtus Investment Partners, Inc.	8,574

		406,301

	Chemicals – 0.5%
42	Air Products & Chemicals, Inc.	10,517
47	DuPont de Nemours, Inc.	2,688
140	HB Fuller Co.	9,760
99	Innospec, Inc.	9,899
58	Linde PLC	17,246
174	Livent Corp.(a)	5,493
119	Minerals Technologies, Inc.	6,546
68	Stepan Co.	7,102

		69,251

	Commercial Services & Supplies – 0.2%
71	MSA Safety, Inc.	9,531
83	Tetra Tech, Inc.	11,726
149	Viad Corp.(a)	5,555
24	Waste Management, Inc.	3,801

		30,613

	Communications Equipment – 0.1%
170	Ciena Corp.(a)	8,143
26	F5, Inc.(a)	3,715
95	Lumentum Holdings, Inc.(a)	7,073

		18,931

	Construction & Engineering – 0.1%
279	AECOM	21,003

	Construction Materials – 0.1%
27	Martin Marietta Materials, Inc.	9,072
63	Vulcan Materials Co.	10,313

		19,385

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 0.8%
1,563	Ally Financial, Inc.	$43,076
206	American Express Co.	30,581
411	Capital One Financial Corp.	43,574

		117,231

	Containers & Packaging – 0.1%
33	Ball Corp.	1,630
231	Sonoco Products Co.	14,340

		15,970

	Distributors – 0.1%
50	Genuine Parts Co.	8,893

	Diversified Consumer Services – 0.1%
84	Grand Canyon Education, Inc.(a)	8,453
170	Service Corp. International	10,304

		18,757

	Diversified Telecommunication Services – 0.4%
649	AT&T, Inc.	11,831
184	Iridium Communications, Inc.(a)	9,482
219	Lumen Technologies, Inc.	1,612
785	Verizon Communications, Inc.	29,335

		52,260

	Electric Utilities – 0.3%
182	American Electric Power Co., Inc.	16,001
226	Eversource Energy	17,239
95	IDACORP, Inc.	9,947

		43,187

	Electrical Equipment – 0.4%
94	Eaton Corp. PLC	14,107
129	Emerson Electric Co.	11,171
65	Hubbell, Inc.	15,436
78	Regal Rexnord Corp.	9,870
22	Rockwell Automation, Inc.	5,617
204	Sunrun, Inc.(a)	4,592

		60,793

	Electronic Equipment, Instruments & Components – 0.6%
137	Advanced Energy Industries, Inc.	10,775
97	Amphenol Corp., Class A	7,356
284	Avnet, Inc.	11,414
183	Cognex Corp.	8,460
60	Corning, Inc.	1,930
36	Keysight Technologies, Inc.(a)	6,269
36	Littelfuse, Inc.	7,929
100	Mobileye Global, Inc., Class A(a)	2,638
169	TE Connectivity Ltd.	20,657
14	Teledyne Technologies, Inc.(a)	5,572

		83,000

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 0.2%
933	Archrock, Inc.	$7,007
149	Baker Hughes Co.	4,121
408	ChampionX Corp.	11,677
133	Schlumberger NV	6,920

		29,725

	Entertainment – 2.0%
193	Activision Blizzard, Inc.	14,050
84	Electronic Arts, Inc.	10,581
375	Netflix, Inc.(a)	109,455
218	Take-Two Interactive Software, Inc.(a)	25,829
916	Walt Disney Co. (The)(a)	97,590
2,500	Warner Bros. Discovery, Inc.(a)	32,500

		290,005

	Food & Staples Retailing – 0.5%
141	BJ’s Wholesale Club Holdings, Inc.(a)	10,913
29	Costco Wholesale Corp.	14,544
80	Kroger Co. (The)	3,783
259	SpartanNash Co.	9,249
331	Sprouts Farmers Market, Inc.(a)	9,765
102	Walgreens Boots Alliance, Inc.	3,723
128	Walmart, Inc.	18,218

		70,195

	Food Products – 0.9%
237	Campbell Soup Co.	12,540
199	Conagra Brands, Inc.	7,303
129	Darling Ingredients, Inc.(a)	10,124
188	General Mills, Inc.	15,337
34	Hershey Co. (The)	8,118
201	Hormel Foods Corp.	9,336
93	Ingredion, Inc.	8,288
62	J.M. Smucker Co. (The)	9,341
184	Kellogg Co.	14,135
131	Kraft Heinz Co. (The)	5,040
116	McCormick & Co., Inc.	9,122
245	Mondelez International, Inc., Class A	15,063

		123,747

	Gas Utilities – 0.2%
317	New Jersey Resources Corp.	14,151
106	ONE Gas, Inc.	8,213

		22,364

	Health Care Equipment & Supplies – 0.8%
119	Abbott Laboratories	11,774

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – continued
85	Baxter International, Inc.	$4,620
37	Becton Dickinson & Co.	8,731
12	Cooper Cos., Inc. (The)	3,281
21	Edwards Lifesciences Corp.(a)	1,521
100	Globus Medical, Inc., Class A(a)	6,700
76	Haemonetics Corp.(a)	6,456
86	Intuitive Surgical, Inc.(a)	21,196
235	LeMaitre Vascular, Inc.	10,199
143	Medtronic PLC	12,490
50	Penumbra, Inc.(a)	8,573
30	Shockwave Medical, Inc.(a)	8,794
68	STAAR Surgical Co.(a)	4,819
10	Teleflex, Inc.	2,146

		111,300

	Health Care Providers & Services – 1.2%
142	Acadia Healthcare Co., Inc.(a)	11,545
67	Centene Corp.(a)	5,704
23	Chemed Corp.	10,738
22	Cigna Corp.	7,107
120	CVS Health Corp.	11,364
24	Elevance Health, Inc.	13,122
91	Encompass Health Corp.	4,954
177	HCA Healthcare, Inc.	38,492
75	Henry Schein, Inc.(a)	5,134
20	Humana, Inc.	11,162
21	Laboratory Corp. of America Holdings	4,659
254	Select Medical Holdings Corp.	6,523
136	Tenet Healthcare Corp.(a)	6,033
59	UnitedHealth Group, Inc.	32,754

		169,291

	Health Care Technology – 0.4%
1,043	Doximity, Inc., Class A(a)	27,608
181	Veeva Systems, Inc., Class A(a)	30,397

		58,005

	Hotels, Restaurants & Leisure – 1.6%
32	Booking Holdings, Inc.(a)	59,823
3	Chipotle Mexican Grill, Inc.(a)	4,495
111	Hilton Worldwide Holdings, Inc.	15,014
78	Jack in the Box, Inc.	6,882
104	Marriott Vacations Worldwide Corp.	15,367
80	McDonald’s Corp.	21,813
520	Starbucks Corp.	45,027
236	Travel & Leisure Co.	8,963
528	Yum China Holdings, Inc.	21,833
213	Yum! Brands, Inc.	25,187

		224,404

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.4%
48	DR Horton, Inc.	$3,690
289	KB Home	8,329
113	Meritage Homes Corp.(a)	8,606
661	PulteGroup, Inc.	26,433
381	Taylor Morrison Home Corp.(a)	10,036

		57,094

	Household Products – 0.4%
185	Church & Dwight Co., Inc.	13,714
83	Colgate-Palmolive Co.	6,129
279	Procter & Gamble Co. (The)	37,573

		57,416

	Independent Power & Renewable Electricity Producers – 0.1%
460	AES Corp. (The)	12,034

	Industrial Conglomerates – 0.4%
124	3M Co.	15,598
157	General Electric Co.	12,216
128	Honeywell International, Inc.	26,115

		53,929

	Insurance – 1.4%
34	Allstate Corp. (The)	4,292
428	American International Group, Inc.	24,396
34	Assurant, Inc.	4,619
49	Chubb Ltd.	10,530
163	First American Financial Corp.	8,215
100	Hanover Insurance Group, Inc. (The)	14,649
108	Hartford Financial Services Group, Inc. (The)	7,820
45	Marsh & McLennan Cos., Inc.	7,267
85	Prudential Financial, Inc.	8,941
256	Reinsurance Group of America, Inc.	37,676
144	Selective Insurance Group, Inc.	14,124
89	Travelers Cos., Inc. (The)	16,417
199	Willis Towers Watson PLC	43,424

		202,370

	Interactive Media & Services – 2.2%
658	Alphabet, Inc., Class A(a)	62,188
1,325	Alphabet, Inc., Class C(a)	125,424
784	Meta Platforms, Inc., Class A(a)	73,037
1,501	Pinterest, Inc., Class A(a)	36,925
270	Yelp, Inc.(a)	10,371

		307,945

	Internet & Direct Marketing Retail – 1.6%
257	Alibaba Group Holding Ltd., Sponsored ADR(a)	16,340
1,588	Amazon.com, Inc.(a)	162,675
690	eBay, Inc.	27,489

211	Etsy, Inc.(a)	19,815

		226,319

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – 2.5%
48	Accenture PLC, Class A	$13,627
45	Automatic Data Processing, Inc.	10,876
284	Block, Inc.(a)	17,060
157	Cognizant Technology Solutions Corp., Class A	9,773
65	Concentrix Corp.	7,945
361	Fiserv, Inc.(a)	37,089
90	Gartner, Inc.(a)	27,173
239	Global Payments, Inc.	27,308
48	International Business Machines Corp.	6,638
23	Jack Henry & Associates, Inc.	4,578
53	Mastercard, Inc., Class A	17,394
28	Paychex, Inc.	3,313
399	PayPal Holdings, Inc.(a)	33,348
69	Perficient, Inc.(a)	4,621
516	Shopify, Inc., Class A(a)	17,663
15	VeriSign, Inc.(a)	3,007
497	Visa, Inc., Class A	102,958
47	WEX, Inc.(a)	7,715

		352,086

	Leisure Products – 0.1%
492	Mattel, Inc.(a)	9,328

	Life Sciences Tools & Services – 0.4%
34	Agilent Technologies, Inc.	4,704
14	Danaher Corp.	3,523
149	Illumina, Inc.(a)	34,094
52	Repligen Corp.(a)	9,490
11	Thermo Fisher Scientific, Inc.	5,654

		57,465

	Machinery – 1.3%
73	AGCO Corp.	9,064
37	Caterpillar, Inc.	8,009
31	Chart Industries, Inc.(a)	6,909
77	Cummins, Inc.	18,827
52	Deere & Co.	20,583
63	Dover Corp.	8,233
95	Fortive Corp.	6,071
20	Illinois Tool Works, Inc.	4,271
161	ITT, Inc.	12,299
127	Oshkosh Corp.	11,176
234	PACCAR, Inc.	22,658
138	Parker-Hannifin Corp.	40,106
160	Terex Corp.	6,486
140	Toro Co. (The)	14,760

		189,452

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.7%
8	Cable One, Inc.	$6,875
105	Charter Communications, Inc., Class A(a)	38,600
889	Comcast Corp., Class A	28,217
350	Interpublic Group of Cos., Inc. (The)	10,426
174	New York Times Co. (The), Class A	5,039
98	Omnicom Group, Inc.	7,130
75	Paramount Global, Class B	1,374

		97,661

	Metals & Mining – 0.4%
110	Alcoa Corp.	4,293
308	Cleveland-Cliffs, Inc.(a)	4,001
217	Commercial Metals Co.	9,874
64	Newmont Corp.	2,708
20	Nucor Corp.	2,628
65	Reliance Steel & Aluminum Co.	13,096
158	Steel Dynamics, Inc.	14,860

		51,460

	Multi-Utilities – 0.1%
119	Consolidated Edison, Inc.	10,467
49	DTE Energy Co.	5,494
30	WEC Energy Group, Inc.	2,740

		18,701

	Multiline Retail – 0.1%
144	Kohl’s Corp.	4,313
349	Macy’s, Inc.	7,277
45	Target Corp.	7,391

		18,981

	Oil, Gas & Consumable Fuels – 2.4%
798	Antero Midstream Corp.	8,499
1,018	APA Corp.	46,278
181	Chevron Corp.	32,743
524	CNX Resources Corp.(a)	8,808
390	ConocoPhillips	49,175
74	Diamondback Energy, Inc.	11,626
444	EOG Resources, Inc.	60,615
286	EQT Corp.	11,966
369	Exxon Mobil Corp.	40,889
157	HF Sinclair Corp.	9,604
567	Kinder Morgan, Inc.	10,274
185	Marathon Oil Corp.	5,633
42	Occidental Petroleum Corp.	3,049
100	ONEOK, Inc.	5,932
51	Phillips 66	5,319
17	Pioneer Natural Resources Co.	4,359
279	Range Resources Corp.	7,946
1,056	Southwestern Energy Co.(a)	7,318
41	Valero Energy Corp.	5,148
202	Williams Cos., Inc. (The)	6,611

		341,792

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 1.8%
277	Bristol-Myers Squibb Co.	$21,459
38	Catalent, Inc.(a)	2,498
29	Eli Lilly & Co.	10,501
69	Jazz Pharmaceuticals PLC(a)	9,921
273	Johnson & Johnson	47,494
273	Merck & Co., Inc.	27,627
546	Novartis AG, Sponsored ADR	44,297
202	Novo Nordisk A/S, Sponsored ADR	21,986
154	Perrigo Co. PLC	6,203
369	Pfizer, Inc.	17,177
814	Roche Holding AG, Sponsored ADR	33,651
80	Zoetis, Inc.	12,062

		254,876

	Professional Services – 0.4%
138	Equifax, Inc.	23,396
97	Exponent, Inc.	9,240
130	Korn Ferry	7,227
52	Leidos Holdings, Inc.	5,283
78	ManpowerGroup, Inc.	6,111

		51,257

	Real Estate Management & Development – 0.3%
453	CBRE Group, Inc., Class A(a)	32,136
66	Jones Lang LaSalle, Inc.(a)	10,500

		42,636

	REITs - Apartments – 0.2%
37	AvalonBay Communities, Inc.	6,479
56	Camden Property Trust	6,471
142	Equity Residential	8,949

		21,899

	REITs - Diversified – 0.2%
670	American Assets Trust, Inc.	18,412
18	American Tower Corp.	3,730
13	Crown Castle, Inc.	1,732
163	VICI Properties, Inc.	5,219
98	Weyerhaeuser Co.	3,031

		32,124

	REITs - Health Care – 0.1%
665	Physicians Realty Trust	10,015
53	Ventas, Inc.	2,074
26	Welltower, Inc.	1,587

		13,676

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Hotels – 0.0%
159	Host Hotels & Resorts, Inc.	$3,002

	REITs - Mortgage – 0.1%
459	KKR Real Estate Finance Trust, Inc.	7,996

	REITs - Office Property – 0.3%
1,143	Brandywine Realty Trust	7,498
575	Corporate Office Properties Trust	15,324
399	Douglas Emmett, Inc.	7,018
520	Easterly Government Properties, Inc.	9,043
177	Kilroy Realty Corp.	7,565

		46,448

	REITs - Shopping Centers – 0.1%
948	Brixmor Property Group, Inc.	20,202

	REITs - Single Tenant – 0.1%
323	National Retail Properties, Inc.	13,576

	REITs - Warehouse/Industrials – 0.0%
35	ProLogis, Inc.	3,876

	Road & Rail – 0.4%
289	CSX Corp.	8,398
25	J.B. Hunt Transport Services, Inc.	4,277
48	Norfolk Southern Corp.	10,947
103	Ryder System, Inc.	8,293
592	Uber Technologies, Inc.(a)	15,729
32	Union Pacific Corp.	6,309

		53,953

	Semiconductors & Semiconductor Equipment – 1.7%
71	Advanced Micro Devices, Inc.(a)	4,264
109	Analog Devices, Inc.	15,546
22	Broadcom, Inc.	10,343
99	Cirrus Logic, Inc.(a)	6,645
62	First Solar, Inc.(a)	9,025
419	Intel Corp.	11,912
217	Lattice Semiconductor Corp.(a)	10,527
77	Micron Technology, Inc.	4,166
576	NVIDIA Corp.	77,743
50	Qorvo, Inc.(a)	4,304
336	QUALCOMM, Inc.	39,534
68	Silicon Laboratories, Inc.(a)	7,814
43	Synaptics, Inc.(a)	3,810
104	Texas Instruments, Inc.	16,705
56	Universal Display Corp.	5,332
99	Wolfspeed, Inc.(a)	7,796

		235,466

	Software – 3.8%
89	Adobe, Inc.(a)	28,346

Shares	Description	Value (†)

Common Stocks – continued

	Software – continued
34	ANSYS, Inc.(a)	$7,519
29	Aspen Technology, Inc.(a)	7,002
308	Autodesk, Inc.(a)	66,004
26	Cadence Design Systems, Inc.(a)	3,936
113	CommVault Systems, Inc.(a)	6,881
21	Fair Isaac Corp.(a)	10,056
13	Intuit, Inc.	5,557
470	Microsoft Corp.	109,101
100	NortonLifeLock, Inc.	2,253
1,434	Oracle Corp.	111,952
53	Paylocity Holding Corp.(a)	12,285
70	Qualys, Inc.(a)	9,979
26	Roper Technologies, Inc.	10,778
474	Salesforce, Inc.(a)	77,068
63	SPS Commerce, Inc.(a)	7,971
16	Synopsys, Inc.(a)	4,681
17	Tyler Technologies, Inc.(a)	5,497
369	Workday, Inc., Class A(a)	57,498

		544,364

	Specialty Retail – 0.6%
32	Asbury Automotive Group, Inc.(a)	5,048
21	Best Buy Co., Inc.	1,437
105	Boot Barn Holdings, Inc.(a)	5,964
95	Dick’s Sporting Goods, Inc.	10,807
64	Five Below, Inc.(a)	9,366
67	Home Depot, Inc. (The)	19,841
30	Lithia Motors, Inc.	5,944
161	TJX Cos., Inc. (The)	11,608
67	Williams-Sonoma, Inc.	8,297

		78,312

	Technology Hardware, Storage & Peripherals – 0.6%
480	Apple, Inc.	73,603
192	Hewlett Packard Enterprise Co.	2,740
117	HP, Inc.	3,232

		79,575

	Textiles, Apparel & Luxury Goods – 0.3%
60	Crocs, Inc.(a)	4,245
40	Deckers Outdoor Corp.(a)	13,997
103	NIKE, Inc., Class B	9,546
1,970	Under Armour, Inc., Class A(a)	14,677

		42,465

	Thrifts & Mortgage Finance – 0.1%
1,328	MGIC Investment Corp.	18,127

	Trading Companies & Distributors – 0.0%
66	GATX Corp.	6,911

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – 0.2%
100	American States Water Co.	$9,046
40	American Water Works Co., Inc.	5,813
217	Essential Utilities, Inc.	9,596

		24,455

	Total Common Stocks (Identified Cost $7,334,915)	6,956,471

Principal Amount

Bonds and Notes – 11.1%

	Automotive – 0.2%
$ 18,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	16,564
6,000	Lear Corp., 4.250%, 5/15/2029	5,254
11,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	8,993

		30,811

	Banking – 1.8%
16,000	American Express Co., 3.700%, 8/03/2023	15,833
20,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	17,848
17,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	16,710
8,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	7,827
19,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	16,241
16,000	Citigroup, Inc., 4.600%, 3/09/2026	15,335
19,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	18,099
19,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	18,354
22,000	KeyCorp, MTN, 2.550%, 10/01/2029	17,714
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	6,176
11,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	10,037
12,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	10,175
18,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	16,242
11,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	10,492
9,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	8,631
12,000	State Street Corp., 2.400%, 1/24/2030	9,798

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$ 11,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	$8,347
19,000	Truist Bank, 3.200%, 4/01/2024	18,456
20,000	Westpac Banking Corp., 2.350%, 2/19/2025	18,807

		261,122

	Brokerage – 0.2%
21,000	BlackRock, Inc., 2.400%, 4/30/2030	17,201
20,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	12,513

		29,714

	Building Materials – 0.2%
11,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	9,007
18,000	Owens Corning, 3.950%, 8/15/2029	15,795

		24,802

	Chemicals – 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,277

	Diversified Manufacturing – 0.1%
18,000	3M Co., 3.050%, 4/15/2030	15,403
8,000	Emerson Electric Co., 2.000%, 12/21/2028	6,664

		22,067

	Electric – 0.6%
19,000	Duke Energy Corp., 3.750%, 4/15/2024	18,642
19,000	Entergy Corp., 0.900%, 9/15/2025	16,642
11,000	Exelon Corp., 4.050%, 4/15/2030	9,869
21,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	16,669
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,379
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,909
14,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	13,092

		82,202

	Environmental – 0.1%
10,000	Republic Services, Inc., 1.450%, 2/15/2031	7,455
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,511

		10,966

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – 0.1%
$ 9,000	Ares Capital Corp., 3.250%, 7/15/2025	$8,119
10,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	8,293

		16,412

	Food & Beverage – 0.4%
19,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	16,498
19,000	General Mills, Inc., 4.000%, 4/17/2025	18,470
8,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,656
18,000	PepsiCo, Inc., 2.750%, 3/19/2030	15,551

		57,175

	Government Owned - No Guarantee – 0.3%
13,000	Equinor ASA, 3.625%, 4/06/2040	10,115
30,000	Federal National Mortgage Association, 6.625%, 11/15/2030	34,293

		44,408

	Health Insurance – 0.2%
16,000	Elevance Health, Inc., 4.101%, 3/01/2028	14,991
13,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	13,134

		28,125

	Healthcare – 0.3%
8,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	7,384
8,000	Cigna Corp., 3.750%, 7/15/2023	7,917
5,000	CVS Health Corp., 4.300%, 3/25/2028	4,692
9,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	8,496
9,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	8,264
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	8,357

		45,110

	Integrated Energy – 0.2%
18,000	Exxon Mobil Corp., 2.992%, 3/19/2025	17,222
12,000	Shell International Finance BV, 6.375%, 12/15/2038	12,658

		29,880

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – 0.1%
$ 4,000	Athene Holding Ltd., 6.150%, 4/03/2030	$3,881
13,000	Manulife Financial Corp., 3.703%, 3/16/2032	11,079

		14,960

	Mortgage Related – 2.3%
81,375	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	66,682
41,679	FHLMC, 3.000%, with various maturities in 2052(b)	35,474
44,647	FHLMC, 3.500%, 5/01/2052	39,317
3,918	FHLMC, 4.000%, 7/01/2052	3,566
66,529	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	52,593
48,795	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	40,146
53,987	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	46,233
38,758	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	34,195
1,492	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	1,373
1,386	FNMA, 4.500%, 5/01/2049	1,321

		320,900

	Natural Gas – 0.1%
21,000	NiSource, Inc., 0.950%, 8/15/2025	18,596

	Pharmaceuticals – 0.2%
17,000	AbbVie, Inc., 3.600%, 5/14/2025	16,313
8,000	Biogen, Inc., 2.250%, 5/01/2030	6,291
11,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	9,993
7,000	Viatris, Inc., 3.850%, 6/22/2040	4,362

		36,959

	Property & Casualty Insurance – 0.0%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,813

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Railroads – 0.1%
$ 16,000	CSX Corp., 2.600%, 11/01/2026	$14,504

	REITs - Apartments – 0.1%
9,000	Essex Portfolio LP, 3.000%, 1/15/2030	7,324

	REITs - Health Care – 0.1%
11,000	Welltower, Inc., 2.800%, 6/01/2031	8,475

	REITs - Office Property – 0.3%
16,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	15,150
11,000	Boston Properties LP, 2.750%, 10/01/2026	9,743
19,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	14,329

		39,222

	REITs - Single Tenant – 0.1%
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,379
7,000	Spirit Realty LP, 2.700%, 2/15/2032	4,948

		10,327

	REITs - Warehouse/Industrials – 0.1%
10,000	Prologis LP, 1.250%, 10/15/2030	7,320

	Restaurants – 0.1%
21,000	Starbucks Corp., 2.250%, 3/12/2030	17,014

	Retailers – 0.2%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,652
20,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	16,168

		23,820

	Technology – 0.6%
15,000	Apple, Inc., 2.500%, 2/09/2025	14,308
8,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	6,596
11,000	Intel Corp., 2.450%, 11/15/2029	9,093
18,000	International Business Machines Corp., 4.000%, 6/20/2042	13,902
11,000	NVIDIA Corp., 2.850%, 4/01/2030	9,359

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$ 18,000	Oracle Corp., 2.950%, 5/15/2025	$16,923
19,000	QUALCOMM, Inc., 1.650%, 5/20/2032	14,269

		84,450

	Treasuries – 1.6%
28,000	U.S. Treasury Bond, 1.250%, 5/15/2050	14,428
21,000	U.S. Treasury Bond, 2.250%, 5/15/2041	15,142
18,000	U.S. Treasury Bond, 2.500%, 5/15/2046	12,843
37,000	U.S. Treasury Bond, 2.875%, 11/15/2046	28,459
47,000	U.S. Treasury Bond, 3.000%, 5/15/2045	37,073
18,000	U.S. Treasury Bond, 3.000%, 2/15/2048	14,214
39,000	U.S. Treasury Bond, 3.000%, 2/15/2049	31,118
64,000	U.S. Treasury Note, 0.375%, 11/30/2025	56,587
24,000	U.S. Treasury Note, 2.125%, 12/31/2022	23,926

		233,790

	Utility Other – 0.1%
13,000	Essential Utilities, Inc., 4.276%, 5/01/2049	9,629

	Wireless – 0.1%
17,000	Vodafone Group PLC, 6.150%, 2/27/2037	16,005

	Wirelines – 0.2%
8,000	AT&T, Inc., 3.650%, 6/01/2051	5,321
19,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 4.005%, 5/15/2025(c)	18,988

		24,309

	Total Bonds and Notes (Identified Cost $1,856,901)	1,578,488

Shares

Exchange-Traded Funds – 6.5%

15,617	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,132,077)	927,650

Mutual Funds – 9.9%
41,008	WCM Focused Emerging Markets Fund, Institutional Class	471,180
50,283	WCM Focused International Growth Fund, Institutional Class	926,712

	Total Mutual Funds (Identified Cost $1,899,331)	1,397,892

Shares	Description	Value (†)

Affiliated Mutual Funds – 20.4%
63,514	Loomis Sayles Inflation Protected Securities Fund, Class N	$611,638
57,918	Loomis Sayles Limited Term Government and Agency Fund, Class N	613,932
90,478	Mirova Global Green Bond Fund, Class N	744,631
95,383	Mirova International Sustainable Equity Fund, Class N	920,445

	Total Affiliated Mutual Funds (Identified Cost $3,529,924)	2,890,646

Principal Amount

Short-Term Investments – 2.8%
$ 403,475	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $403,487 on 11/01/2022 collateralized by $422,300 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $411,825 including accrued interest(d) (Identified Cost $403,475)	403,475

	Total Investments – 99.8% (Identified Cost $16,156,623)	14,154,622
	Other assets less liabilities – 0.2%	25,874

	Net Assets – 100.0%	$14,180,496

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the value of Rule 144A holdings amounted to $12,772 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$575,231	$211,098	$65,271	$(4,912)	$(104,508)	$611,638	63,514	$38,936
Loomis Sayles Limited Term Government and Agency Fund, Class N	534,108	193,812	78,418	(4,965)	(30,605)	613,932	57,918	6,497
Mirova Global Green Bond Fund, Class N	674,957	283,868	80,850	(19,274)	(114,070)	744,631	90,478	10,015
Mirova International Sustainable Equity Fund, Class N	871,914	369,502	57,328	(10,605)	(253,038)	920,445	95,383	—

	$2,656,210	$1,058,280	$281,867	$(39,756)	$(502,221)	$2,890,646	307,293	$55,448

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,956,471	$—	$—	$6,956,471
Bonds and Notes*	—	1,578,488	—	1,578,488
Exchange-Traded Funds	927,650	—	—	927,650
Mutual Funds	1,397,892	—	—	1,397,892
Affiliated Mutual Funds	2,890,646	—	—	2,890,646
Short-Term Investments	—	403,475	—	403,475

Total	$12,172,659	$1,981,963	$—	$14,154,622

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2022 (Unaudited)

Equity	72.0%
Fixed Income	25.0
Short-Term Investments	2.8

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%